Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	35 Months Ended	60 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jan. 26, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000028717 Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)
Account Value	$ 22,954	$ 22,954	$ 22,954	$ 22,954	$ 22,954	$ 22,954		$ 19,886		$ 17,230			$ 20,611	$ 17,587	$ 15,385	$ 12,550	$ 12,465	$ 10,525	$ 10,062	$ 10,000
Average Annual Return, Percent	15.43%			8.33%	8.66%
C000028716 Service Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Balanced Portfolio (Service Shares)
Account Value	$ 22,394	22,394	22,394	$ 22,394	$ 22,394	22,394		19,448		16,892			20,258	17,328	15,196	12,428	12,375	10,475	10,041	10,000
Average Annual Return, Percent	15.15%			8.06%	8.40%
C000028719 Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)
Account Value	$ 38,842	38,842	38,842	$ 38,842	$ 38,842	38,842		28,706		20,050			28,598	23,766	17,875	13,190	13,539	10,587	10,535	10,000
Average Annual Return, Percent	35.31%			16.79%	14.53%
C000028718 Service Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Research Portfolio (Service Shares)
Account Value	$ 37,879	37,879	37,879	$ 37,879	$ 37,879	37,879		28,067		19,653			28,102	23,409	17,657	13,058	13,439	10,536	10,508	10,000
Average Annual Return, Percent	34.96%			16.49%	14.25%
C000028720 Service Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Enterprise Portfolio (Service Shares)
Account Value	$ 31,396	31,396	31,396	$ 31,396	$ 31,396	31,396		27,225		23,116			27,568	23,655	19,848	14,685	14,783	11,633	10,377	10,000
Average Annual Return, Percent	15.32%			9.61%	12.12%
C000028721 Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)
Account Value	$ 32,184	32,184	32,184	$ 32,184	$ 32,184	32,184		27,839		23,578			28,049	24,009	20,095	14,832	14,894	11,689	10,403	10,000
Average Annual Return, Percent	15.61%			9.88%	12.40%
C000028723 Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)
Account Value	$ 20,804	20,804	20,804	$ 20,804	$ 20,804	20,804		18,393		16,512			17,484	14,603	14,739	11,307	13,092	11,490	9,653	10,000
Average Annual Return, Percent	13.11%			7.14%	7.60%
C000028722 Service Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)
Account Value	$ 20,294	20,294	20,294	$ 20,294	$ 20,294	20,294		17,991		16,193			17,185	14,390	14,567	11,201	12,997	11,438	9,631	10,000
Average Annual Return, Percent	12.80%			6.86%	7.33%
C000028730 Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)
Account Value	$ 27,256	27,256	27,256	$ 27,256	$ 27,256	27,256		22,055		17,396			21,587	18,280	15,226	11,799	12,669	9,973	9,771	10,000
Average Annual Return, Percent	23.58%			12.35%	10.55%
C000028728 Service Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Research Portfolio (Service Shares)
Account Value	$ 26,583	26,583	26,583	$ 26,583	$ 26,583	26,583		21,566		17,052			21,212	18,007	15,036	11,681	12,572	9,924	9,747	10,000
Average Annual Return, Percent	23.27%			12.07%	10.27%
C000028734 Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)
Account Value	$ 11,738	11,738	$ 11,738	$ 11,738	$ 11,738	$ 11,738		11,512		10,912			12,638	12,753	11,543	10,534	10,641	10,269	10,022	10,000
Average Annual Return, Percent	1.96%		0.34%			1.62%
C000028733 Service Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Flexible Bond Portfolio (Service Shares)
Account Value	$ 11,440	11,440	$ 11,440	11,440	11,440	$ 11,440		11,257		10,691			12,417	12,557	11,389	10,422	10,558	10,216	9,994	10,000
Average Annual Return, Percent	1.63%		0.09%			1.35%
C000028737 Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)
Account Value	$ 42,790	42,790	$ 42,790	$ 42,790	$ 42,790	$ 42,790		33,308		23,798			35,814	29,142	20,905	15,241	14,945	11,468	11,222	10,000
Average Annual Return, Percent	28.47%			15.40%	15.65%
C000028736 Service Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Forty Portfolio (Service Shares)
Account Value	$ 41,742	41,742	41,742	$ 41,742	$ 41,742	41,742		32,576		23,327			35,198	28,710	20,649	15,089	14,834	11,411	11,194	10,000
Average Annual Return, Percent	28.14%			15.12%	15.36%
C000028742 Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)
Account Value	$ 58,618	58,618	58,618	$ 58,618	$ 58,618	58,618		44,373		28,712			45,540	38,588	25,522	17,580	17,374	11,975	10,485	10,000
Average Annual Return, Percent	32.10%			18.09%	19.34%
C000028740 Service Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)
Account Value	$ 57,229	57,229	57,229	$ 57,229	$ 57,229	57,229		43,435		28,154			44,777	38,029	25,230	17,422	17,265	11,914	10,465	10,000
Average Annual Return, Percent	31.76%			17.80%	19.06%
C000028747 Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)
Account Value	$ 17,161	17,161	17,161	$ 17,161	$ 17,161	17,161		16,215		14,624			16,001	14,088	12,113	9,537	11,212	8,551	9,141	10,000
Average Annual Return, Percent	5.84%			7.21%	5.55%
C000028745 Service Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Overseas Portfolio (Service Shares)
Account Value	$ 16,741	16,741	16,741	$ 16,741	$ 16,741	16,741		15,857		14,339			15,729	13,884	11,967	9,444	11,129	8,508	9,120	10,000
Average Annual Return, Percent	5.58%			6.95%	5.29%
C000233310 Service Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)
Account Value	$ 11,704	$ 11,704	11,704	$ 11,704	$ 11,704	11,704	$ 12,016	10,544	$ 10,023	8,556	$ 8,350	$ 10,000
Average Annual Return, Percent	11.01%	5.52%
C000233309 Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)
Account Value	$ 11,716	$ 11,716	11,716	11,716	11,716	11,716	12,027	10,549	10,023	8,554	8,350	10,000
Average Annual Return, Percent	11.06%	5.56%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254	34,254		27,399		21,696			26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%			14.53%	13.10%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,432	$ 11,432	$ 11,432	$ 11,432	$ 11,432		11,291		10,699			12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Average Annual Return, Percent	1.25%		(0.33%)			1.35%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,560	33,560	$ 33,560	$ 33,560	$ 33,560	$ 33,560		26,953		21,302			26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Average Annual Return, Percent	24.51%			14.28%	12.87%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	32,604	32,604	$ 32,604	$ 32,604	32,604		26,334		20,907			25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Average Annual Return, Percent	23.81%			13.86%	12.55%
MSCI World Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Account Value	$ 25,812	25,812	25,812	$ 25,812	$ 25,812	25,812		21,751		17,571			21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%			11.17%	9.95%
MSCI All Country World exUSA Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-USA IndexSM
Account Value	$ 15,985	15,985	15,985	$ 15,985	$ 15,985	15,985		15,147		13,101			15,597	14,465	13,073	10,759	12,538	9,858	9,434	10,000
Average Annual Return, Percent	5.53%			4.10%	4.80%
MSCI World Index S M S000074910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Account Value	$ 13,036	$ 13,036	13,036	$ 13,036	$ 13,036	13,036	$ 12,276	10,985	$ 10,213	8,874	$ 8,618	$ 10,000
Average Annual Return, Percent	18.67%	9.48%
Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Index
Account Value	$ 21,573	$ 21,573	21,573	$ 21,573	$ 21,573	21,573		18,849		16,163			19,133	16,736	14,654	12,108	12,370	10,919	10,125	10,000
Average Annual Return, Percent	14.45%			8.04%	7.99%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 47,152	47,152	47,152	$ 47,152	$ 47,152	47,152		35,358		24,782			34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Average Annual Return, Percent	33.36%			18.96%	16.78%
Standard Poors 500 Index Additional [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	34,254	34,254	$ 34,254	$ 34,254	34,254		27,399		21,696			26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%			14.53%	13.10%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 29,803	29,803	29,803	$ 29,803	$ 29,803	29,803		24,408		19,392			26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
Average Annual Return, Percent	22.10%			11.47%	11.54%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 21,798	21,798	21,798	$ 21,798	$ 21,798	21,798		19,278		17,104			19,443	15,150	14,433	11,359	12,951	11,426	9,522	10,000
Average Annual Return, Percent	13.07%			8.59%	8.10%
MSCI All Country World Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 24,183	24,183	24,183	$ 24,183	$ 24,183	24,183		20,584		16,844			20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Average Annual Return, Percent	17.49%			10.06%	9.23%
MSCI All Country World Information Technology Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Information Technology IndexSM
Account Value	$ 57,694	$ 57,694	$ 57,694	$ 57,694	$ 57,694	$ 57,694		$ 43,843		$ 29,031			$ 42,117	$ 33,069	$ 22,710	$ 15,461	$ 16,415	$ 11,578	$ 10,320	$ 10,000
Average Annual Return, Percent	31.59%			20.50%	19.16%